Additional disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 370	€ 384	€ 413
Interest expense	(19,984)	(21,745)	(24,067)
Non-interest income	1,643	1,618	1,919
Non-interest expense	(2,000)	(1,966)	(1,977)
Operating profit / (loss) before tax	14,201	12,091	10,768
Tax expense or income from continuing operations	(4,886)	(3,884)	(3,282)
Net income	9,315	8,207	7,486
Banco Santander S.A. | Reportable Legal Entities [Member]
Condensed Income Statements, Captions [Line Items]
Interest income	7,660	5,733	6,023
Dividend income	3,872	3,320	3,459
Interest and dividends from affiliates	11,532	9,053	9,482
Interest expense	(3,861)	(3,204)	(3,113)
Interest income/(Charges)	7,671	5,849	6,369
Provision for credit losses	(686)	(451)	(528)
Interest income/ (Charges) after provision for credit losses	6,985	5,398	5,841
Non-interest income	3,972	3,872	3,403
Non-interest expense	(7,573)	(6,293)	(7,115)
Operating profit / (loss) before tax	3,384	2,977	2,129
Tax expense or income from continuing operations	(83)	29	352
Net income	3,301	3,006	2,481
Banco Santander S.A. | Reportable Legal Entities [Member] | Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	2,874	2,580	2,686
Banco Santander S.A. | Reportable Legal Entities [Member] | Non-Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 998	€ 740	€ 773